Borrowings - Summary of Long-term Borrowings and Bonds (Parenthetical) (Detail)		12 Months Ended
	Mar. 18, 2013	Dec. 31, 2018	Dec. 31, 2017
Long-term bank borrowings [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0	2021
Long-term bank borrowings [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.65%	3.10%
Long-term bank borrowings [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.25%	3.48%
Long-term bank borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0	2025
Long-term bank borrowings [member] | USD [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		6 month libor +0.55%	6-month libor +0.55%
Borrowings interest rate basis adjustment		0.55%	0.55%
Long-term bank borrowings [member] | USD [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		6 months libor +2.85%	6-month libor +2.85%
Borrowings interest rate basis adjustment		2.85%	2.85%
Long-term bank borrowings [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3 months Euribor+0.5%	3 months Euribor+0.5%
Borrowings interest rate basis adjustment		0.50%	0.50%
Borrowings interest rate		0	2026
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.05%
Borrowings interest rate	10
Guaranteed bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0	2026
Guaranteed bonds [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3.03	3.03
Guaranteed bonds [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		5.05	5.05
Guaranteed bonds [member] | SGD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	2020.00%
Borrowings interest rate		2.80
Guaranteed bonds [member] | JPY [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0	2021
Guaranteed bonds [member] | JPY [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.33%
Guaranteed bonds [member] | JPY [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.64%
Guaranteed bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	201900.00%
Borrowings interest rate		2.05	2.05
Unsecured bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	202100.00%
Unsecured bonds [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3	3.00
Unsecured bonds [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.39	3.39
Unsecured bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	2019.00%
Borrowings interest rate		2.85	2.85